Annual Fund Operating Expenses	Oct. 28, 2026
Madison Mosaic Income Opportunities ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.20%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%	[1]
Acquired Fund Fees and Expenses	0.50%	[1]
Expenses (as a percentage of Assets)	0.70%
Madison Short-Term Strategic Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%	[2]
Distribution and Service (12b-1) Fees	0.00%	[2]
Other Expenses (as a percentage of Assets):	0.00%	[2]
Expenses (as a percentage of Assets)	0.36%	[2]
Madison Aggregate Bond ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.36%	[3]
Distribution and Service (12b-1) Fees	0.00%	[3]
Other Expenses (as a percentage of Assets):	0.00%	[3]
Expenses (as a percentage of Assets)	0.36%	[3]
Madison Covered Call ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.90%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.90%
Madison Dividend Value ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.65%

[1]	“Other Expenses” and “Acquired Fund Fees and Expenses” are estimates based on the expenses the Fund expects to incur for the current fiscal year.
[2]	The expense information in the table has been restated to reflect current fees.
[3]	The expense information in the table has been restated to reflect current fees.